SEGMENTS AND GEOGRAPHIC AREA INFORMATION (Schedule of Reportable Operating Segments) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	$ 194,262		$ 182,321		$ 248,590		$ 246,982		$ 237,730
Gross profit	103,304		89,524		123,266		112,516		113,991
Operating expenses	83,990		84,287		113,953		107,095		101,920
Operating income (loss)	19,314		5,237		9,313		5,421		12,071
Compensation related to employees' share option plan	1,390		1,991		3,285		747		869
Other non-recurring expense	4,548		1,462		1,581		4,156		4,296
Surgical [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	75,907		69,402		95,962		89,801		81,039
Gross profit	44,319		37,744		52,829		47,517		42,908
Operating expenses	36,169		31,429		42,439		35,476		36,616
Operating income (loss)	8,150		6,315		10,390		12,041		6,292
Aesthetic [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	72,938		65,955		90,487		94,902		96,084
Gross profit	39,044		31,410		43,641		40,332		46,985
Operating expenses	34,206		31,066		41,721		42,593		41,107
Operating income (loss)	4,838		344		1,920		(2,261)		5,878
Ophthalmic [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	45,417		46,964		62,141		62,279		60,607
Gross profit	19,855		20,666		27,209		24,771		24,168
Operating expenses	18,971		19,485		26,535		26,955		25,233
Operating income (loss)	884		1,181		674		(2,184)		(1,065)
Unallocated expenses [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues		[1]		[2]		[3]		[4]		[5]
Gross profit	86	[1]	(296)	[2]	(413)	[3]	(104)	[4]	(70)	[5]
Operating expenses	(5,356)	[1]	2,307	[2]	3,258	[3]	2,071	[4]	(1,036)	[5]
Operating income (loss)	5,442	[1]	(2,603)	[2]	(3,671)	[3]	(2,175)	[4]	966	[5]
Compensation related to employees' share option plan	1,390		1,991		3,285		747		869
Gain (loss) from settlement with third parties	6,574								1,981	[5]
Expense from legal settlement with third parties							766
Other non-recurring income	258
Other non-recurring expense			$ 612		$ 383		$ 662		$ 146

[1]	Unallocated expenses are primarily related to stock-based compensation expenses amounted $1,390, income from settlement with third parties amounted $6,574 and other non-recurring income amounted $258.
[2]	Unallocated expenses are primarily related to stock-based compensation expenses amounted $1,991 and other non-recurring expenses amounted $612.
[3]	Unallocated expenses are primarily related to stock-based compensation expenses amounted $3,285 and other non-recurring expenses amounted $383.
[4]	Unallocated expenses are primarily related to stock-based compensation expenses amounted $747, expense from legal settlement with third parties amounted $766 and other non-recurring expenses amounted $662.
[5]	Unallocated expenses are primarily related to stock-based compensation expenses amounted $869, income result from settlement with third parties amounted $1,981 and other non-recurring expenses amounted $146